Convertible Preferred Stock Warrant - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Convertible Preferred Stock Warrants [Line Items]
Convertible preferred stock warrant liability	$ 87		$ 138	$ 158
Change in fair value of convertible preferred stock warrant liability	$ 51	$ 55	$ 20	$ 0
Term Loan [Member] | Series C Convertible Preferred Stock
Convertible Preferred Stock Warrants [Line Items]
Vested and exercisable warrant to purchase				128,231